Commitments Significant Contracts and Contingencies (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Commitments Significant Contracts and Contingencies
Right of use assets - operating leases:	$ 126,920	$ 160,289
Amortization	(35,879)	(33,369)
Total lease assets	91,041	126,920
Liabilities operating lease	125,431	158,773
Lease payments	(43,950)	(43,764)
Interest accretion	7,912	10,423
Total lease liabilities	89,393	125,431
Operating lease cost	91,041	126,920
Operating cash flows for lease	$ 43,950	$ 43,764
Remaining lease term	2 years 1 month 6 days	3 years 1 month 6 days
Discount rate	7.25%	7.25%